VILLERE BALANCED FUND

April 9, 2001

To Our Fellow Shareholders:

The Villere Balanced Fund finished its semi-annual period on February 28, 2001 with a cumulative return since inception (9/30/99) of 34.18% (23.07% on an annualized basis). Our fund outperformed both the Dow Jones Industrial Average and the Russell 3000 which returned 1.53% and -0.62% respectively over the same period. The current asset allocation is 60% stocks, 35% bonds, and 5% invested in money-market funds.

The recent period has been one of historical measure. The remarkable divergence of the "old economy" sector and the "new economy" technology companies has finally reversed itself. Our philosophy of investing in small to mid capitalization companies with pristine balance sheets and solid fundamentals has paid off. In December of 1999 we had a strong feeling that the technology market had come too far. On the cover of Time magazine appeared Amazon CEO Jeff Bezos, labeled as "Person of the Year," and the cover of Barron's portrayed Berkshire Hathaway's Warren Buffet, asking, "What's Wrong Warren?" The media, a great contrarian indicator, was criticizing one of the greatest stock investors of all time for missing the technology bubble. Our suspicions proved correct as Amazon dropped nearly 80% in 2000, and Berkshire Hathaway rose 30%.

The fixed income component of our fund, which has a 35% allocation, has appreciated due to falling interest rates. The Federal Open Market Committee
(FOMC) lowered rates 50 basis points March 20th to 5%. We expect this trend to continue on May 15th when the FOMC meets again. We believe that the economy is in a period of excess inventory, but on a positive note, it appears that it is simply excess production, and not negative demand. The FOMC believes that, "inventory adjustment appears well underway."

We have had overdue success with many equities that were unpopular six months ago. The inevitable broadening in the market has occurred. Two notable successes are Kansas City Southern Railroad, and SCP Pool.

Based in Covington, Louisiana, SCP Pool is the largest wholesale distributor of swimming pool supplies and related products in the U.S. Despite the fact that SCP Pool has been one of our stronger performers, it still trades at only 15x 2002 EPS, and should continue to grow at 20%. Once built, the chemical balance of a pool must be maintained which produces a steady demand for SCP products, regardless of the economy.

Kansas City Southern came to our attention as the railroad spun off the larger Stilwell Financial, parent of Janus Capital. Many growth investors had focused on Janus resulting in an unreasonable decline in the value of Kansas City

                             VILLERE BALANCED FUND


Southern. The company has a 37% passive investment in Grupo TFM; a Mexican Railway that has continued to outpace projections based on the increasing volumes of shipments from the U.S. to Mexico and Canada. Mexico does not have the same quality highways as the U.S., therefore as freight transportation increases there; railway volumes must also increase.

In its review of twelve business cycles beginning in March of 1933, the National Bureau of Economic Research concluded that there were on average 58 months of expansion and 11 months of contraction. It appears that the contraction began in the fourth quarter, thus the economy should continue to contract into the fourth quarter of 2001. The stock market, however tends to lead the economy by six months. We suggest the market will bottom by the early spring.

In conclusion, it is our feeling that the speculative mania in technology upstarts has come to a close. It has finally become a "stock-picker's" market, and investors have realized that there must be a relationship between earnings and price. In this softer economy the market is closer to a bottom than a top. In each of the fourteen rate-cutting cycles since 1950, the S&P 500 rose a median of 27% from beginning to end, with no declines. History proves that you can't fight the fed, and we look to increase our exposure to equities. The market had gone too far on the upside; it has now gone too far on the downside. We continue to invest in companies with superior management, strong earnings power and those with unique products whose potential is yet to be recognized by the investing public.

Thank you for your investment in the Villere Balanced Fund.

St. Denis J. Villere                         George G. Villere

/s/ St. Denis J. Villere                     /s/ George G. Villere


George V. Young                              St. Denis J. Villere III

/s/ George V. Young                          /s/ St. Denis J. Villere III


P.S.  You can always check Fund results at our website, www.villere.com

Footnotes:
Past performance is not predictive of future results.
The Dow Jones Industrial Average is a price-weighted average based on the price movements of 30 blue-chip stocks.
The Russell 3000 measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

                             VILLERE BALANCED FUND

SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS: 60.3%
Banks: 2.1%
     2,600   Wells Fargo & Co.                                       $  129,064
                                                                     ----------
Building & Construction: 3.3%
     5,900   Insituform Technologies Inc. Class A*                      199,125
                                                                     ----------
Cable TV: 1.8%
     2,700   Adelphia Communications Corp.*                             107,156
                                                                     ----------
Communication Services: 0.7%
     2,700   Exodus Communications, Inc.                                 39,488
                                                                     ----------
Computer - Integrated Systems: 9.8%
     3,700   Jack Henry & Associates, Inc.                              169,044
    18,400   3D Systems Corp.                                           232,300
    53,100   Vitech America, Inc.                                       187,512
                                                                     ----------
                                                                        588,856
                                                                     ----------
Distribution - Wholesale: 3.9%
     7,100   SCP Pool Corp.                                             236,075
                                                                     ----------
Finance - Commercial Services: 3.8%
     4,600   H & R Block, Inc.                                          226,780
                                                                     ----------
Food Processing: 7.1%
     7,600   American Italian Pasta Company                             257,336
     9,100   Riviana Foods, Inc.                                        171,763
                                                                     ----------
                                                                        429,099
                                                                     ----------
Home Furnishings: 2.1%
     6,500   Legget & Platt, Inc.                                       125,710
                                                                     ----------
Medical Products: 4.0%
     9,500   Luminex Corp.                                              292,719
                                                                     ----------
Oil Company - Exploration & Production: 3.4%
     3,800   Stone Energy Corp.                                         205,200
                                                                     ----------
Oil Field Machine & Equipment: 4.3%
    14,600   Gulf Island Fabrication, Inc.                              259,150
                                                                     ----------
Optical Recognition Software: 3.7%
     8,000   Optimal Robotics Corp., Class A                            220,500
                                                                     ----------
Restaurants: 3.5%
    11,800   O'Charleys, Inc.                                        $  212,400
                                                                     ----------
Retail: 2.9%
     4,100   Home Depot, Inc.                                           174,250
                                                                     ----------
Telephone - Integrated: 0.8%
     2,900   WorldCom, Inc.                                              48,213
                                                                     ----------
Transportation -  Rail: 2.5%
    10,000   Kansas City Southern Industries, Inc.                      149,800
                                                                     ----------
        Total Common Stocks
          (Cost $ 3,280,797+)                                         3,643,583
                                                                     ----------
Principal
Amount
--------------------------------------------------------------------------------

CORPORATE BONDS: 27.9%
Aerospace/Defense:
 $  75,000   Mcdonnell Douglas
               6.875 due 11/1/2006                                       78,543
                                                                     ----------
Automotive:
   200,000   General Motors Corp.
               7.200 due 1/15/2011                                      204,490
                                                                     ----------
Banks:
   200,000   Bank of America Corp.
               5.950% due 2/15/2006                                     200,000
                                                                     ----------
Beverages:
   150,000   Anheuser-Busch Companies Inc.
               7.500% due 3/15/2012                                     167,984
                                                                     ----------
Chemical Manufacturing:
   200,000   PPG Industries Inc.
               6.750% 8/15/2004                                         202,367
                                                                     ----------
Cosmetics & Toiletries:
    50,000   Colgate-Palmolive Co.
               6.580% due 11/5/2002                                      51,088
                                                                     ----------
Finance - Auto Loans:
    75,000   Ford Credit Co.
               5.800% due 1/12/2009                                      69,442
                                                                     ----------

                             VILLERE BALANCED FUND

SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited) Continued
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

Finance - Investment Services:
 $ 200,000   Goldman Sachs Group Inc.
               6.875% due 1/15/2011                                  $  203,939
                                                                     ----------
Food:
    75,000   Sara Lee Corp.
               6.000% due 1/15/2008                                      74,263
                                                                     ----------
Home Furnishings:
    75,000   Leggett & Platt Inc.
               7.650% due 2/15/2005                                      78,724
                                                                     ----------
Office Automation & Equipment:
    50,000   Pitney Bowes Inc.
               5.950% due 2/1/2005                                       49,926
                                                                     ----------
Oil Company - Exploration & Production:
    50,000   Stone Energy Corp.
               8.750% due 9/15/2004                                      50,500
                                                                     ----------
Oil Company - Integrated:
    50,000   Chevron Corp.
               6.625% due 10/1/2004                                      52,069
                                                                     ----------
Transportation -  Marine:
    66,000   International Shipholding Corp.
               9.000% due 7/1/2003                                       65,670
                                                                     ----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

Transportation -  Rail:
   125,000   CSX Transportation Inc.
               7.770% due 4/1/2010                                   $  134,413
                                                                     ----------

Total Corporate Bonds (Cost $ 1,625,417+)                             1,683,418
                                                                     ----------
U.S. GOVERNMENT OBLIGATIONS: 1.7%
 $ 100,000   U.S. Treasury Note
               6.500% due 2/15/2010 (Cost $ 101,351)                    101,836
                                                                     ----------
SHORT TERM INVESTMENT: 9.9%

Mutual Fund Investment: 9.9%
 $ 596,444   Firstar Stellar Treasury Fund
               (Cost $596,444)                                          596,444
                                                                     ----------
Total Investments in Securities: 99.8%
  (Cost $5,604,009)                                                   6,025,281
Others Assets less Liabilities: 0.2%                                     12,803
                                                                     ----------
Net Assets: 100.0%                                                   $6,038,083
                                                                     ==========

*    Non-income producing security
+ At February 28, 2001, the basis of securities for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation:                                  $  701,519
     Gross unrealized depreciation:                                    (280,247)
                                                                     ----------
          Net unrealized appreciation:                               $  421,272
                                                                     ==========

See accompanying Notes to Financial Statements.

                             VILLERE BALANCED FUND


STATEMENT OF ASSETS AND LIABILITIES at February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Cash ..........................................................   $       270
  Investments in securities, at value
      (identified cost $5,604,009) ..............................     6,025,281
  Receivables
      Dividends and interest ....................................        30,183
      Due from Advisor ..........................................           642
  Prepaid expenses ..............................................        12,005
                                                                    -----------
         Total assets ...........................................     6,068,381
                                                                    -----------

LIABILITIES
  Accrued expenses ..............................................        30,298
                                                                    -----------
         Total liabilities ......................................        30,298
                                                                    -----------

NET ASSETS ......................................................   $ 6,038,083
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ...............................................   $ 5,877,065
  Undistributed net investment loss .............................       (26,729)
  Accumulated net realized loss on investments ..................      (233,525)
  Net unrealized appreciation on investments ....................       421,272
                                                                    -----------
Net assets ......................................................   $ 6,038,083
                                                                    ===========

Net asset value, offering and redemption price per share
 [$6,038,083 / 493,030 shares outstanding; unlimited
 number of shares authorized without par value] .................   $     12.25
                                                                    ===========

See accompanying Notes to Financial Statements.

                             VILLERE BALANCED FUND


STATEMENT OF OPERATIONS - for the Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME

  Income
      Dividends ....................................................   $  7,159
      Interest .....................................................     59,307
                                                                       --------
            Total income ...........................................     66,466
                                                                       --------
  Expenses
      Advisory fees (Note 3) .......................................     17,000
      Administration fee (Note 3) ..................................     14,876
      Fund accounting fees .........................................      8,331
      Audit fees ...................................................      7,439
      Transfer agent fees ..........................................      5,207
      Reports to shareholders ......................................      2,976
      Trustees' fees ...............................................      2,976
      Legal fees ...................................................      2,579
      Custody fees .................................................      2,380
      Other ........................................................        993
                                                                       --------
         Total expenses ............................................     64,757
         Less: fees waived and expenses absorbed ...................    (30,677)
                                                                       --------
         Net expenses ..............................................     34,080
                                                                       --------
             Net investment income .................................     32,386
                                                                       --------

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
  Net realized loss from security transactions .....................    (41,915)
  Net change in unrealized appreciation on investments .............     46,757
                                                                       --------
      Net realized and unrealized loss on investments ..............      4,842
                                                                       --------
             Net Increase in Net Assets Resulting
              from Operations.......................................   $ 37,228
                                                                       ========

See accompanying Notes to Financial Statements.

                             VILLERE BALANCED FUND


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Six Months         September 30, 1999*
                                                                           Ended                  through
                                                                    February 28, 2001#        August 31, 2000
                                                                    ------------------        ---------------
INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ........................................       $    32,386              $    34,092
  Net realized loss on security transactions ...................           (41,915)                 (10,573)
  Net change in unrealized appreciation on investments..........            46,757                  374,515
                                                                       -----------              -----------
      Net increase in net assets resulting
        from operations ........................................            37,228                  398,034
                                                                       -----------              -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................................           (53,491)                  (5,629)
  From net realized gain on security transactions...............          (161,447)                 (53,677)
                                                                       -----------              -----------
      Total dividends and distributions
        to shareholders ........................................          (214,938)                 (59,306)
                                                                       -----------              -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from
    net change in outstanding shares (a) .......................         1,955,198                3,821,867
                                                                       -----------              -----------
  Total increase in net assets .................................         1,777,488                4,160,595
                                                                       -----------              -----------

NET ASSETS
Beginning of period ............................................         4,260,595                  100,000
                                                                       -----------              -----------
End of period ..................................................       $ 6,038,083              $ 4,260,595+
                                                                       ===========              ===========

(a)  A summary of shares transactions is as follows:

                                                     Six Months               September 30, 1999*
                                                       Ended                        through
                                                 February 28, 2001#             August 31, 2000
                                              -----------------------       -----------------------
                                               Shares        Value           Shares        Value
                                              --------    -----------       --------    -----------
Shares sold ..............................     169,032    $ 2,028,758        333,442    $ 3,977,247
Shares issued in reinvestment
 of distributions.........................      18,647        212,580          5,130         59,041
Shares redeemed ..........................     (23,845)      (286,140)       (19,376)      (214,421)
                                              --------    -----------       --------    -----------
Net increase .............................     163,834    $ 1,955,198        319,196    $ 3,821,867
                                              ========    ===========       ========    ===========

----------
*  Commencement of operations.
+  Including undistributed net investment income of $28,463.
#  Unaudited.

See accompanying Notes to Financial Statements.

                             VILLERE BALANCED FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                       Six Months          September 30, 1999*
                                                                         Ended                  through
                                                                   February 28, 2001#       August 31, 2000
                                                                   ------------------       ---------------
Net asset value, beginning of period ..........................         $ 12.94                 $ 10.00
                                                                        -------                 -------

Income from investment operations:
  Net investment income .......................................            0.10                    0.13
  Net realized and unrealized (loss)/gain on investments.......           (0.19)                   3.28
                                                                        -------                 -------
Total from investment operations ..............................           (0.09)                   3.41
                                                                        -------                 -------
Less distributions:
  From net investment income ..................................           (0.15)                  (0.04)
  From net realized gain ......................................           (0.45)                  (0.43)
                                                                        -------                 -------
Total Distributions ...........................................           (0.60)                  (0.47)
                                                                        -------                 -------

Net asset value, end of period ................................         $ 12.25                 $ 12.94
                                                                        =======                 =======

Total return ..................................................           (0.38%)++               34.70%++

Ratios/supplemental data:
Net assets, end of period (millions) ..........................         $   6.0                 $   4.3

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed ....................            2.85%+                  4.95%+
  After fees waived and expenses absorbed .....................            1.50%+                  1.50%+

Ratio of net investment income to average net assets:
  After fees waived and expenses absorbed .....................            1.43%+                  1.46%+

Portfolio turnover rate .......................................           24.38%++                18.35%++

----------
*  Commencement of operations.
+  Annualized.
++ Not Annualized.
#  Unaudited.

See accompanying Notes to Financial Statements.

                             VILLERE BALANCED FUND


NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Villere Balanced Fund (the "Fund") is a series of shares of beneficial interest of the Trust for Investment Managers (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund commenced operations on September 30, 1999. The investment objective of the Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------

     C. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     St. Denis J. Villere & Co. (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser receives a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets. For the six months ended February 28, 2001, the Fund incurred $17,000 in advisory fees.

     The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. In the case of the Fund's initial period of operations any fee waived or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation of Fund expenses.

     For the six months ended February 28, 2001, the Adviser waived $17,000 in fees and absorbed $13,677. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator

--------------------------------------------------------------------------------

prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

      Under $15 million             $30,000
      $15 to $50 million            0.20% of average daily net assets
      $50 to $100 million           0.15% of average daily net assets
      $100 to $150 million          0.10% of average daily net assets
      Over $150 million             0.05% of average daily net assets

     For the six months ended February 28, 2001, the Fund incurred $14,876 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of securities, excluding U.S. Government obligations and short-term investments, for the six months ended February 28, 2001, were $2,706,699 and $1,118,464 respectively. The cost of purchases and the proceeds from the sales of U.S. Government obligations, excluding short-term obligations, were $101,406 and $162,468 respectively.